Other Non-Current Assets - Summary of Other Non-Current Assets (Parenthetical) (Detail) $ in Millions	1 Months Ended
Feb. 28, 2019 USD ($)
U.K. [Member]
Disclosure Of Other Non-current Assets Table [line items]
Defined benefit pension plan, net surplus	$ 167